EMPLOYEE BENEFIT PLANS	3 Months Ended
Mar. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 7. EMPLOYEE BENEFIT PLANS

At March 31, 2012, approximately 16 million shares of common stock were available under our 2008 Stock Incentive Plan for future stock option grants and other incentive awards, including restricted stock units. Options have an exercise price equal to the fair market value of the shares on the date of grant and generally expire 10 years from the date of grant. A restricted stock unit is a contractual right to receive one share of our common stock or the equivalent value in cash in the future. Options and restricted stock units typically vest one-third on each of the first three anniversary dates of the grant; however, from time to time, we grant performance-based options and restricted stock units that vest subject to the achievement of specified performance goals within a specified timeframe.

Our income from continuing operations for the three months ended March 31, 2012 and 2011 includes $8 million and $7 million, respectively, of pre-tax compensation costs related to our stock-based compensation arrangements.

Stock Options

The following table summarizes stock option activity during the three months ended March 31, 2012:

	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2011	33,993,572	$6.26
Granted	1,760,000	5.65
Exercised	(2,409,980)	1.91
Forfeited/Expired	(308,383)	5.67
Outstanding as of March 31, 2012	33,035,209	$6.55	$60	5.1 years
Vested and expected to vest at March 31, 2012	33,001,354	$6.55	$60	5.1 years
Exercisable as of March 31, 2012	31,107,224	$6.62	$60	4.9 years

There were 2,409,980 stock options exercised during the three months ended March 31, 2012 with a $9 million aggregate intrinsic value, and 1,794,216 stock options exercised during the same period in 2011 with a $10 million aggregate intrinsic value.

As of March 31, 2012, there were $5 million of total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 2.6 years.

In the three months ended March 31, 2012, we granted an aggregate of 1,760,000 stock options under our 2008 Stock Incentive Plan to certain of our senior officers. Half of these stock options are subject to time-vesting and the remainder were granted subject to performance-based vesting. If all conditions are met, the performance-based options will vest and be settled ratably over a three-year period from the date of the grant. In the three months ended March 31, 2011, there were no stock options granted.

The weighted average estimated fair value of stock options we granted in the three months ended March 31, 2012 was $2.99 per share for our top 11 employees. We did not grant stock options to any other employees in the three months ended March 31, 2012. These fair values were calculated based on each grant date, using a binomial lattice model with the following assumptions:

Three Months Ended March 31, 2012
Top Eleven Employees
Expected volatility	52%
Expected dividend yield	0%
Expected life	6.9 years
Expected forfeiture rate	2%
Risk-free interest rate	1.41%
Early exercise threshold	70% gain
Early exercise rate	20% per year

The expected volatility used in the binomial lattice model incorporated historical and implied share-price volatility and was based on an analysis of historical prices of our stock and open-market exchanged options. The expected volatility reflects the historical volatility for a duration consistent with the contractual life of the options, and the volatility implied by the trading of options to purchase our stock on open-market exchanges. The historical share-price volatility excludes the movements in our stock price during the period October 1, 2002 through December 31, 2002 due to unique events occurring during that time, which caused extreme volatility in our stock price, and two dates with unusual volatility due to an unsolicited acquisition proposal. The expected life of options granted is derived from the output of the binomial lattice model and represents the period of time that the options are expected to be outstanding. This model incorporates an early exercise assumption in the event of a significant increase in stock price. The risk-free interest rates are based on zero-coupon United States Treasury yields in effect at the date of grant consistent with the expected exercise timeframes.

The following table summarizes information about our outstanding stock options at March 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	13,967,335	6.9 years	$1.14	13,967,335	$1.14
$1.15 to $10.639	11,961,317	5.3 years	7.14	10,033,332	7.48
$10.64 to $13.959	2,864,135	1.9 years	12.11	2,864,135	12.11
$13.96 to $17.589	3,594,422	0.8 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.6 years	28.16	612,000	28.16
$28.76 and over	36,000	0.3 years	45.14	36,000	45.14
	33,035,209	5.1 years	$6.55	31,107,224	$6.62

Restricted Stock Units

The following table summarizes restricted stock unit activity during the three months ended March 31, 2012:

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2011	7,709,226	$6.13
Granted	5,122,500	5.63
Vested	(3,219,252)	5.93
Forfeited	(351,987)	6.04
Unvested as of March 31, 2012	9,260,487	$5.93

In the three months ended March 31, 2012, we granted 4,657,500 restricted stock units subject to time-vesting. In addition, we granted 465,000 performance-based restricted stock units to certain of our senior officers. If all conditions are met, the performance-based restricted stock units will vest and be settled ratably over a three-year period from the date of the grant.

As of March 31, 2012, there were $48 million of total unrecognized compensation costs related to restricted stock units. These costs are expected to be recognized over a weighted average period of 2.3 years.